Lease liabilities - Amount recognized in statement of loss and other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Interest on lease liabilities	$ 41.2	$ 38.9	$ 37.8